Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments measured at fair value
Deferred finance costs, net	$ 33,500	$ 44,300
Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,423,812	1,666,156
Non-recurring basis | Level I
Financial instruments measured at fair value
Long-term debt, including current portion	0
Non-recurring basis | Level II
Financial instruments measured at fair value
Long-term debt, including current portion	1,423,812	1,666,156
Non-recurring basis | Level III
Financial instruments measured at fair value
Long-term debt, including current portion	0
Non-recurring basis | Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,423,812	1,666,156
Notes | ZIM | Fair Value
Financial instruments measured at fair value
Notes	20,078	21,044
Notes | ZIM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	20,078	21,044
Notes | ZIM | Recurring basis | Fair Value | Level I
Financial instruments measured at fair value
Notes	0
Notes | ZIM | Recurring basis | Fair Value | Level II
Financial instruments measured at fair value
Notes	20,078	21,044
Notes | ZIM | Recurring basis | Fair Value | Level III
Financial instruments measured at fair value
Notes	0
Notes | HMM | Fair Value
Financial instruments measured at fair value
Notes	11,377	7,847
Notes | HMM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	11,377	7,847
Notes | HMM | Recurring basis | Fair Value | Level I
Financial instruments measured at fair value
Notes	0
Notes | HMM | Recurring basis | Fair Value | Level II
Financial instruments measured at fair value
Notes	11,377	$ 7,847
Notes | HMM | Recurring basis | Fair Value | Level III
Financial instruments measured at fair value
Notes	$ 0